Trade and other payables (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables-related parties	[1]	$ 27,046	$ 22,045
Trade payables-non-related parties	[1]	166,384	223,536
Accrued operating expenses		118,153	114,801
Other payables-related corporations	[1]	32	23,567
Other payables-non-related parties	[1]	1,224	1,529
Trade and other payables		312,839	385,478
Current		312,839	385,478
Total trade and other current payables		312,839	$ 385,478
Reclassification to trade payables non related parties from other payables non-related parties		19,400
Reclassification to trade payables - related parties		22,000
Reclassification from trade payables - non-related parties		15,800
Reclassification from other payables, related parties to trade and other payables		$ 6,200

[1]	Certain balances have been revised for immaterial errors in prior year classifications of trade payables and other payables. US$19.4 million has been reclassified to trade payables - non-related parties from other payables - non-related parties and US$22.0 million has been reclassified to trade payables - related parties, comprising US$15.8 million from trade payables - non-related parties and US$6.2 million from other payables - related corporations.